Property, Plant and Equipment - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Additions	€ 0.4	€ 0.9
Research & Development And Manufacturing Facilities Leased Building [Member]
Statement [Line Items]
Additions		0.2
Laboratoty Equipment Leased Building [Member]
Statement [Line Items]
Additions		€ 0.5
Laboratories Equipment [Member]
Statement [Line Items]
Additions	€ 0.3